Direct cost of revenues	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Direct cost of revenues	Direct cost of revenues

	2026	2025
	$	$

Subscription cost of revenue	63,501	70,753
Transaction-based cost of revenue	569,797	505,631
Hardware and other cost of revenue	66,826	50,237

Total direct cost of revenues	700,124	626,621
Inventories expensed during the fiscal year ended March 31, 2026 in direct cost of revenues amount to $52,049 (2025 – $39,564).